Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule Of Face And Fair Value Of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness for the periods ending:

	June 30, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,993.8	$2,138.2	$1,955.3	$2,231.2
Variable-rate	105.0	105.0	50.0	50.0
Total indebtedness	$2,098.8	$2,243.2	$2,005.3	$2,281.2

The following table shows the face value and the fair value of fixed rate and variable rate indebtedness (Level 2) for the periods ending:

	December 31, 2014		December 31, 2013
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,955.3	$2,231.2	$1,825.3	$1,941.8
Variable-rate	50.0	50.0	50.0	50.0
Total indebtedness	$2,005.3	$2,281.2	$1,875.3	$1,991.8

Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3
The following table presents those financial assets and liabilities:

	Fair Value Measurements Using Level 3 at
	December 31, 2014	December 31, 2013
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$4,288
Total financial assets measured at fair value	$6,235	$4,288
Financial liabilities:
Other derivative liabilities	$140	$155
Total financial liabilities measured at fair value	$140	$155

Reconciliation Of Financial Instruments Classified As Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy  (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2012	$2,598
Unrealized gain recognized in earnings	11
Issuances	8,832
Settlements	(9,192)
Balance at December 31, 2012	$2,249
Unrealized gain recognized in earnings	15
Issuances	13,621
Settlements	(11,752)
Balance at December 31, 2013	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095

Indianapolis Power And Light Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule Of Face And Fair Value Of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness for the periods ending:

	June 30, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,155.3	$1,273.3	$1,155.3	$1,386.2
Variable-rate	105.0	105.0	50.0	50.0
Total indebtedness	$1,260.3	$1,378.3	$1,205.3	$1,436.2

The following table shows the face value and the fair value of fixed rate and variable rate indebtedness (Level 2) for the periods ending:

	December 31, 2014		December 31, 2013
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,155.3	$1,386.2	$1,025.3	$1,077.1
Variable-rate	50.0	50.0	50.0	50.0
Total indebtedness	$1,205.3	$1,436.2	$1,075.3	$1,127.1

Summary Of Fair Value Assets And Liabilities Measured On A Recurring Basis, Level 3
The following table presents those financial assets and liabilities:

	Fair Value Measurements Using Level 3 at
	December 31, 2014	December 31, 2013
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$4,288
Total financial assets measured at fair value	$6,235	$4,288
Financial liabilities:
Other derivative liabilities	$140	$155
Total financial liabilities measured at fair value	$140	$155

Reconciliation Of Financial Instruments Classified As Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2012	$2,598
Unrealized gain recognized in earnings	11
Issuances	8,832
Settlements	(9,192)
Balance at December 31, 2012	$2,249
Unrealized gain recognized in earnings	15
Issuances	13,621
Settlements	(11,752)
Balance at December 31, 2013	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095